Investments In Associates And Joint Ventures - Summary of Detailed Information about Joint Ventures (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates and joint ventures [line items]
Carrying amount, joint ventures	S/ 7,483	S/ 18,618	S/ 103,356	S/ 146,303
Common Share [member] | Sistemas SEC [member]
Disclosure of associates and joint ventures [line items]
Interest in capital, joint ventures		49.00%
Carrying amount, joint ventures		S/ 10,112
Common Share [member] | Logistica Qumicos del Sur S.A.C. [member]
Disclosure of associates and joint ventures [line items]
Interest in capital, joint ventures	50.00%	50.00%
Carrying amount, joint ventures	S/ 7,230	S/ 7,343
Common Share [member] | G.S.J.V. SCC [member]
Disclosure of associates and joint ventures [line items]
Interest in capital, joint ventures	50.00%	50.00%
Carrying amount, joint ventures		S/ 878
Common Share [member] | Constructora SK-VyV Ltda. [member]
Disclosure of associates and joint ventures [line items]
Interest in capital, joint ventures	50.00%	50.00%
Carrying amount, joint ventures	S/ 34	S/ 49
Common Share [member] | Other joint ventures [member]
Disclosure of associates and joint ventures [line items]
Carrying amount, joint ventures	S/ 219	S/ 236